Disciplined Value Emerging Markets Equity Trust Investment Strategy - Disciplined Value Emerging Markets Equity Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the subadvisor using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g., high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g., rising earnings estimates, outperform stocks with negative business momentum. The subadvisor examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow. The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The subadvisor considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the advisor includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets. In managing the fund’s portfolio, the subadvisor will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the subadvisor believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis of issuer-specific factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow. The fund’s portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The subadvisor assesses each stock’s changing characteristics relative to its contribution to portfolio risk. The subadvisor will sell a stock that the subadvisor believes no longer offers an appropriate return-to-risk tradeoff. The fund’s investment subadvisor may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the fund. The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The fund may invest in securities of companies operating for three years or less (unseasoned issuers). The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the subadvisor to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The subadvisor may, but is not required to, sell a bond or note held by the fund in the event that its credit rating is downgraded. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities. To meet margin requirements, redemptions or pending investments, the fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments. The subadvisor will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the subadvisor constantly monitors and adjusts as appropriate. In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders. The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund may also seek to increase its income by lending portfolio securities. The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.